Offerings	May 06, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	1a. An indeterminate aggregate offering price or number or amount of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. The amount to be registered, the proposed maximum offering price per unit and the proposed maximum aggregate offering price are not specified as to each class of securities to be registered hereunder pursuant to General Instruction II.F. of Form S-3 under the Securities Act of 1933, as amended (the "Securities Act"). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In addition, securities registered hereunder may be sold either separately or as units comprised of one or more types of securities registered hereunder. 1b. In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee and will pay any applicable registration fees on a "pay as you go" basis. The registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	See Note 1a. See Note 1b.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares, representing Preferred Stock
Fee Rate	0.01381%
Offering Note	See Note 1a. See Note 1b.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Note 1a. See Note 1b.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note 1a. See Note 1b.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	See Note 1a. See Note 1b.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	See Note 1a. See Note 1b.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See Note 1a. See Note 1b.